Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment Useful Lives (Details) - Asian Equity Exchange Group Co LTD [Member]	7 Months Ended
Dec. 31, 2015
Leasehold Improvements [Member]
Property and equipment estimated useful life	20 years
Office Equipment [Member]
Property and equipment estimated useful life	5 years